Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency - Senior Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	$ 6,846,834	$ 6,749,989
UF [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	3,144,544	4,017,708
USD [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	1,976,909	1,263,714
CHF [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	850,924	466,738
CLP [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	311,060	639,489
AUD [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	143,030	125,781
JPY [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	234,667	68,093
EUR [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	$ 185,700	$ 168,466